Common Stock and Related Matters (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended												12 Months Ended
		Feb. 18, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends Payable [Line Items]
Amount of dividend paid															$ 179.0	$ 113.0	$ 87.8
9.5% Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock redemption period															5 years
9.5% Series A Preferred Stock [Member] | Warrants [Member]
Subsequent Event [Line Items]
Warrant expiration term															7 years
Subsequent Event [Member] | 9.5% Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance and sale of preferred stock		$ 500.0
Preferred stock dividend rate percentage		9.50%
Subsequent Event [Member] | 9.5% Series A Preferred Stock [Member] | Warrants with Strike Price $18.88 [Member]
Subsequent Event [Line Items]
Warrants issued		7,020,000
Warrants strike price		$ 18.88
Subsequent Event [Member] | 9.5% Series A Preferred Stock [Member] | Warrants with Strike Price $25.11 [Member]
Subsequent Event [Line Items]
Warrants issued		3,385,000
Warrants strike price		$ 25.11
Dividend Declared, Q4 2015 [Member]
Dividends Payable [Line Items]
Date paid															Feb. 09, 2016
Total dividend declared			$ 51.7
Amount of dividend paid			51.0
Accrued dividends	[1]		$ 0.7												$ 0.7
Dividend declared per share of common stock (in dollars per share)			$ 0.91000
Dividend Declared, Q3 2015 [Member]
Dividends Payable [Line Items]
Date paid															Nov. 16, 2015
Total dividend declared				$ 51.3
Amount of dividend paid				51.0
Accrued dividends	[1]			$ 0.3
Dividend declared per share of common stock (in dollars per share)				$ 0.91000
Dividend Declared, Q2 2015 [Member]
Dividends Payable [Line Items]
Date paid															Aug. 17, 2015
Total dividend declared					$ 49.2
Amount of dividend paid					49.0
Accrued dividends	[1]				$ 0.2
Dividend declared per share of common stock (in dollars per share)					$ 0.87500
Dividend Declared, Q1 2015 [Member]
Dividends Payable [Line Items]
Date paid															May 18, 2015
Total dividend declared						$ 46.6
Amount of dividend paid						46.4
Accrued dividends	[1]					$ 0.2
Dividend declared per share of common stock (in dollars per share)						$ 0.83000
Dividend Declared, Q4 2014 [Member]
Dividends Payable [Line Items]
Date paid															Feb. 17, 2015
Total dividend declared							$ 32.8
Amount of dividend paid							32.6
Accrued dividends	[1]						$ 0.2									$ 0.2
Dividend declared per share of common stock (in dollars per share)							$ 0.77500
Dividend Declared, Q3 2014 [Member]
Dividends Payable [Line Items]
Date paid															Nov. 17, 2014
Total dividend declared								$ 31.0
Amount of dividend paid								30.8
Accrued dividends	[1]							$ 0.2
Dividend declared per share of common stock (in dollars per share)								$ 0.73250
Dividend Declared, Q2 2014 [Member]
Dividends Payable [Line Items]
Date paid															Aug. 15, 2014
Total dividend declared									$ 29.2
Amount of dividend paid									29.0
Accrued dividends	[1]								$ 0.2
Dividend declared per share of common stock (in dollars per share)									$ 0.69000
Dividend Declared, Q1 2014 [Member]
Dividends Payable [Line Items]
Date paid															May 16, 2014
Total dividend declared										$ 27.4
Amount of dividend paid										27.2
Accrued dividends	[1]									$ 0.2
Dividend declared per share of common stock (in dollars per share)										$ 0.64750
Dividend Declared, Q4 2013 [Member]
Dividends Payable [Line Items]
Date paid															Feb. 18, 2014
Total dividend declared											$ 25.6
Amount of dividend paid											25.5
Accrued dividends	[1]										$ 0.1						$ 0.1
Dividend declared per share of common stock (in dollars per share)											$ 0.60750
Dividend Declared, Q3 2013 [Member]
Dividends Payable [Line Items]
Date paid															Nov. 15, 2013
Total dividend declared												$ 24.1
Amount of dividend paid												23.7
Accrued dividends	[1]											$ 0.4
Dividend declared per share of common stock (in dollars per share)												$ 0.57000
Dividend Declared, Q2 2013 [Member]
Dividends Payable [Line Items]
Date paid															Aug. 15, 2013
Total dividend declared													$ 22.5
Amount of dividend paid													22.1
Accrued dividends	[1]												$ 0.4
Dividend declared per share of common stock (in dollars per share)													$ 0.53250
Dividend Declared, Q1 2013 [Member]
Dividends Payable [Line Items]
Date paid															May 16, 2013
Total dividend declared														$ 21.0
Amount of dividend paid														20.6
Accrued dividends	[1]													$ 0.4
Dividend declared per share of common stock (in dollars per share)														$ 0.49500

[1]	Represents accrued dividends on restricted stock and restricted stock units that are payable upon vesting.